Risk and Capital Management - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial risk and capital management [line items]
Total credit and finance lease operations	R$ 222,481.0	R$ 201,582.0
Total assets repossessed	R$ 657.0	701.0
VaR calculation confidence level percentage	99.00%
VaR calculation period	Historical period of 4 years (1000 business days)
VaR minimum horizon period in business days	1 day
Value at risk	R$ 381.5	R$ 372.3
Percentage of VaR of total stockholders' equity	0.26%	0.28%
Funds from clients	R$ 253,000.0
Percentage of aggregate funds from customers available on demand	39.20%
Liquid assets	R$ 158,600.0
Percentage of financial assets	100.00%	100.00%
Subordinated debt	R$ 35,206.0
Capital required for market risk standardized model, percentage	80.00%
Market risk weighted assets	R$ 22,871.0	R$ 32,915.0
Basel Ratio	18.00%
Reduction in Basel ratio	0.80%
Surplus Capital in relation to the Minimum Referential Equity Required	R$ 76,469.0
Additional Common Equity Tier I Required (ACPRequired)	R$ 19,429.0	11,351.0
Fixed assets commitment percenatge	50.00%
Fixed Asset Ratio	25.90%
Surplus in Relation to Fixed Assets	R$ 35,447.0
Average [Member]
Disclosure of financial risk and capital management [line items]
Value at risk	399.3	409.9
RWAMINT [Member]
Disclosure of financial risk and capital management [line items]
Market risk weighted assets	30,270.0	R$ 32,915.0
Internal credit grades [member]
Disclosure of financial risk and capital management [line items]
Market risk weighted assets	R$ 22,871.0
Short term redeemable obligation [Member]
Disclosure of financial risk and capital management [line items]
Percentage of financial assets	62.70%
Funding [Member]
Disclosure of financial risk and capital management [line items]
Percentage of financial assets	24.60%
Total assets [Member]
Disclosure of financial risk and capital management [line items]
Percentage of financial assets	15.80%
IRB-Brasil Resseguros S.A. [Member] | Credit risk [member]
Disclosure of financial risk and capital management [line items]
Percentage of reinsurance premiums operations	78.13%	45.07%
Munich Re do Brasil [Member] | Credit risk [member]
Disclosure of financial risk and capital management [line items]
Percentage of reinsurance premiums operations	5.08%	53.80%
Percentage of social security operations related to reinsurance premiums		70.00%
IRB Brasil [member] | Credit risk [member]
Disclosure of financial risk and capital management [line items]
Percentage of social security operations related to reinsurance premiums	30.00%
General Reinsurance AG [Member] | Credit risk [member]
Disclosure of financial risk and capital management [line items]
Percentage of social security operations related to reinsurance premiums	30.00%	30.00%
Austral [member] | Credit risk [member]
Disclosure of financial risk and capital management [line items]
Percentage of social security operations related to reinsurance premiums	40.00%